1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Mar. 31, 2017
Policies
Revenue Recognition

Revenue Recognition

The Company sells products and provides services which are used in the treatment of BPH. The Company recognizes revenue, net of sales taxes, from the sale of Prolieve consoles and catheters upon shipment to the customer.  Revenue from the sale of products is measured at the fair value of the consideration received or receivable, net of any estimated returns. Revenue from the mobile service is recognized upon completion of the services, which is generally upon treatment of the patient.

The Company does not have a return policy that allows customers to return product, however the Company has allowed returns on a limited customer by customer basis. The Company’s estimate for returns is based upon its historical experience with actual returns, however such returns have historically been limited. While such experience has allowed for reasonable estimation in the past, history may not always be an accurate indicator of future returns. The Company continually monitors its estimates for returns and makes adjustments when it believes that actual product returns may differ from the established accruals, if any. We record a provision for estimated returns in the same period as the related revenue is recorded.